STERLING CAPITAL FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 100.0%
	CAPITAL MARKETS - 8.4%
7,902	S&P Global, Inc.	$4,055,622

	DIVERSIFIED FINANCIAL SERVICES - 4.5%
3,717	MSCI, Inc.	2,158,053

	E-COMMERCE DISCRETIONARY - 4.4%
11,836	Amazon.com, Inc.(a)	2,112,726

	HEALTH CARE EQUIPMENT & SUPPLIES - 5.9%
5,876	IDEXX Laboratories, Inc.(a)	2,828,295

	HEALTH CARE TECHNOLOGY - 4.5%
10,114	Veeva Systems, Inc., Class A(a)	2,189,074

	INTERNET MEDIA & SERVICES - 4.1%
12,053	Alphabet, Inc., Class C	1,990,071

	IT SERVICES - 10.9%
24,549	Okta, Inc.(a)	1,932,743
44,774	Shopify, Inc., Class A(a)	3,316,410
		5,249,153
	PROFESSIONAL SERVICES - 6.9%
43,112	CoStar Group, Inc.(a)	3,332,558

	ROAD & RAIL - 3.3%
8,281	Old Dominion Freight Line, Inc.	1,596,577

	SOFTWARE - 27.0%
8,621	Atlassian Corporation, Class A(a)	1,427,638
5,357	Cadence Design Systems, Inc.(a)	1,440,658
2,876	HubSpot, Inc.(a)	1,435,325
3,729	Microsoft Corporation	1,555,515
7,884	MongoDB, Inc.(a)	2,292,589
1,834	ServiceNow, Inc.(a)	1,568,070

STERLING CAPITAL FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	SOFTWARE - 27.0% (Continued)
2,776	Synopsys, Inc.(a)	$1,442,354
6,939	Workday, Inc., Class A(a)	1,826,275
		12,988,424
	TECHNOLOGY SERVICES - 16.8%
548,207	Adyen N.V. - ADR(a)	8,075,089

	TRANSPORTATION & LOGISTICS - 3.3%
4,263	Saia, Inc.(a)	1,602,163

	TOTAL COMMON STOCKS (Cost $48,369,717)	48,177,805

	TOTAL INVESTMENTS - 100.0% (Cost $48,369,717)	$48,177,805
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(6,450)
	NET ASSETS - 100.0%	$48,171,355

ADR	- American Depositary Receipt
MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.